Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2013-4

Class A-1 0.25000% Asset Backed Notes

Class A-2 0.74% Asset Backed Notes

Class A-3 0.96% Asset Backed Notes

Class B 1.66% Asset Backed Notes

Class C 2.72% Asset Backed Notes

Class D 3.31% Asset Backed Notes

Class E 4.01% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2013-4, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Trust Collateral Agent, dated as of August 7, 2013. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	02/01/2014
Monthly Period Ending:	02/28/2014
Prev. Distribution/Close Date:	02/10/2014
Distribution Date:	03/10/2014
Days of Interest for Period:	28
Days in Collection Period:	28
Months Seasoned:	7

					Original
Purchases		Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase		54,006	08/08/2013	08/15/2013	$949,889,980

Total		54,006			$949,889,980

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance				{1}	$832,074,539

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period			{2}	23,317,885
{3} Collections on Receivables paid off during period			{3}	6,708,841
{4} Receivables becoming Liquidated Receivables during period			{4}	5,198,056
{5} Receivables becoming Purchased Receivables during period			{5}	0
{6} Other Receivables adjustments			{6}	288
{7} Less amounts allocable to Interest			{7}	(8,268,209)

{8} Total Monthly Principal Amounts				{8}	26,956,861

{9} End of period Aggregate Principal Balance				{9}	$805,117,678

{10} Pool Factor				{10}	84.7590453%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2	Class A-3	Class B
{11} Original Note Balance	{11}	$168,000,000	$279,000,000	$192,260,000	$68,870,000

{12} Beginning of period Note Balance	{12}	$15,008,269	$279,000,000	$192,260,000	$68,870,000

{13} Noteholders’ Principal Distributable Amount	{13}	15,008,269	11,948,592	0	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	3,369,246	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$263,682,162	$192,260,000	$68,870,000

{18} Note Pool Factors	{18}	0.0000000%	94.5097355%	100.0000000%	100.0000000%

		Class C	Class D	Class E	TOTAL
		$85,480,000	$84,060,000	$22,330,000	$900,000,000
{19} Beginning of period Note Balance	{19}	$85,480,000	$84,060,000	$22,330,000	$747,008,269

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0	26,956,861
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0	3,369,246
{22} Aggregate Principal Parity Amount	{22}	0	0	0	0
{23} Matured Principal Shortfall	{23}				0

{24} End of period Note Balance	{24}	$85,480,000	$84,060,000	$22,330,000	$716,682,162

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%	79.6313513%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$805,117,678
{27} 14.25 % of Ending Aggregate Principal Balance							{27}	114,729,269
{28} Less Specified Reserve Balance							{28}	(18,997,800)
{29} Sum of {27} and {28}							{29}	95,731,469
{30} Required Pro Forma Note Balance {26} - {29}							{30}		709,386,209

{31} Beginning Note Balance							{31}	747,008,269
{32} Principal payments through Noteholders’ Principal Distributable Amount							{32}	(26,956,861)
{33} Pro-Forma Note Balance (Assuming no Step-down)							{33}		720,051,408

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		0
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($4,749,450)							{35}		0
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$26,956,861
{38} Step-down Amount								{38}	0
{39} Principal Distributable Amount								{39}		$26,956,861

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$15,008,269	0	0.25000%	28	Actual days/360	$2,918
{41}	Class A - 2	$279,000,000	0	0.7400%	30	30/360	172,050
{42}	Class A - 3	$192,260,000	0	0.9600%	30	30/360	153,808
{43}	Class B	$68,870,000	0	1.6600%	30	30/360	95,270
{44}	Class C	$85,480,000	0	2.7200%	30	30/360	193,755
{45}	Class D	$84,060,000	0	3.3100%	30	30/360	231,866
{46}	Class E	$22,330,000	0	4.0100%	30	30/360	74,619

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{47} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{47}	$29,959,583
{48} Liquidation Proceeds collected during period								{48}	2,784,821
{49} Purchase Amounts or amounts from Servicer deposited in Collection Account								{49}	0
{50} Investment Earnings - Collection Account								{50}	1,375
{51} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{51}	917
{52} Collection of Supplemental Servicing - Extension Fees								{52}	67,143
{53} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{53}	137,001
{54} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{54}	236,953

{55} Total Available Funds								{55}		33,187,793

Distributions:
{56} Base Servicing Fee								{56}	1,560,140
{57} Repo and Recovery Fees - reimbursed to Servicer								{57}	137,001
{58} Bank Service Charges - reimbursed to Servicer								{58}	2,682
{59} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{59}	236,953
{60} Trustee and Trust Collateral Agent Fees								{60}	416
{61} Owner Trustee Fee								{61}	208
{62} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{62}	2,918
{63} Class A-2 Noteholders’ Interest Distributable Amount pari passu								{63}	172,050
{64} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{64}	153,808
{65} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{65}	0
{66} Class B Noteholders’ Interest Distributable Amount								{66}	95,270
{67} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class C Noteholders’ Interest Distributable Amount								{68}	193,755
{69} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class D Noteholders’ Interest Distributable Amount								{70}	231,866
{71} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class E Noteholders’ Interest Distributable Amount								{72}	74,619
{73} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Noteholders’ Principal Distributable Amount								{74}	26,956,861
{75} To the Reserve Account, the Reserve Account Deposit								{75}	0
{76} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{76}	3,369,246
{77} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{77}	0
{78} To the Certificateholders, the aggregate amount remaining								{78}	0
{79} Total Distributions								{79}		$33,187,793

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{80}	Class A	$486,268,269	$805,117,678	$0	$30,921,617	$0
{81}	Class B	555,138,269	805,117,678	0	30,826,347	0
{82}	Class C	640,618,269	805,117,678	0	30,632,592	0
{83}	Class D	724,678,269	805,117,678	0	30,400,726	0
{84}	Class E	747,008,269	805,117,678	0	30,326,107	0
{85}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{86} Excess Available Funds								{86}	$3,369,246
{87} Pro-Forma Note Balance								{87}	720,051,408
{88} Required Pro Forma Note Balance								{88}	709,386,209
{89} Excess of Pro-Forma Balance over Required Pro-Forma Balance								{89}	10,665,199
{90} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance								{90}		$3,369,246

IX. RECONCILIATION OF RESERVE ACCOUNT:

										Current
{91} Specified Reserve Balance										$18,997,800

{92} Beginning of period Reserve Account balance								{92}		$18,997,800

{93} The Reserve Account Deposit, from Collection Account								{93}	0
{94} Investment Earnings								{94}	917
{95} Investment Earnings - transferred to Collection Account Available Funds								{95}	(917)
{96} Reserve Account Withdrawal Amount								{96}	0

{97} End of period Reserve Account balance								{97}		$18,997,800

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{98} Aggregate Principal Balance								{98}	$805,117,678
{99} End of Period Note Balance								{99}	716,682,162
{100} Overcollateralization								{100}	88,435,516
{101} Overcollateralization %								{101}		10.98%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

									Cumulative	Monthly
{102} Original Number of Receivables								{102}	54,006
{103} Beginning of period number of Receivables								{103}	0	49,177
{104} Number of Receivables becoming Liquidated Receivables during period								{104}	1,079	293
{105} Number of Receivables becoming Purchased Receivables during period								{105}	1	0
{106} Number of Receivables paid off during period								{106}	5,224	1,182
{107} End of period number of Receivables								{107}	47,702	47,702

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

								Original	Prev. Month	Current
{108} Weighted Average APR of the Receivables							{108}	13.51%	13.42%	13.39%
{109} Weighted Average Remaining Term of the Receivables							{109}	66.00	60.99	60.41
{110} Weighted Average Original Term of Receivables							{110}	71.00	71.00	71.00
{111} Average Receivable Balance							{111}	$17,589	$16,920	$16,878
{112} Net Losses in Period							{112}	$0	$2,699,789	$2,413,235
{113} Aggregate Realized Losses							{113}	$0	$6,730,888	$9,144,123
{114} Aggregate Realized Loss Percentage							{114}		0.708%	0.962%
{115} ABS Prepay Speed							{115}		1.6013	1.7195

XIII. DELINQUENCY:

								Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{116} 31-60 days							{116}	2,269	$37,170,677	4.47%
{117} 61-90 days							{117}	407	6,113,032	0.73%
{118} over 90 days							{118}	129	1,763,900	0.21%
{119} Total							{119}	2,805	$45,047,609	5.41%

XIV. EXTENSIONS

{120} Principal Balance of Receivables extended during current period							{120}		$8,818,683
{121} Beginning of Period Aggregate Principal Balance							{121}		832,074,539
{122} Extension Rate {120} divided by {121}							{122}			1.06%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Accounting and Reporting
Date:	March 3, 2014

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